CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - CAD ($)	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
Operating Activities
Net loss for the period	$ (19,504,359)	$ (3,754,347)
Non-cash items:
Share based compensation	2,406,412	864,968
Financing expense		332,578
Shares to be issued for exploration activities	233,990
Depreciation	29,326
Interest expense	25,172
Gain on amortization of flow-through share premium liability	(862,768)	(823,926)
Foreign currency translation gain	(4,636)	(3,368)
Changes in non-cash working capital items:
Amounts receivable	46,422	(508,831)
Tax credits/grants receivable	(1,663,352)	962,634
Prepaid expenses	(621,037)	(2,290,845)
Accounts payable and accrued liabilities	(1,108,784)	(193,199)
Restricted cash	(50,000)	(5,000)
Net cash used in Operating Activities	(21,073,614)	(5,419,317)
Financing Activities
Proceeds from issuance of shares and warrants	17,698,290	11,159,349
Share issuance costs	(168,881)	(27,600)
Proceeds from exercise of warrants	3,061,174
Proceeds from exercise of options	315,000
Proceeds from shares to be issued		4,650
Payment of lease liabilities	(26,556)
Net cash provided by Financing Activities	20,879,027	11,136,400
Investing Activities
Payment on ROU assets	(272)
Purchase of exploration and evaluation assets	(46,327)
Net cash used in Investing Activities	(46,599)
Net change in cash for the period	(241,186)	5,717,082
Cash and cash equivalents, beginning of the period	20,190,457	1,873,550
Cash and cash equivalents, end of the period	19,949,271	7,590,632
Supplemental cash flow information
Recognition of flow-through liability	2,966,923	219,913
Shares issue for finders’ fees	531,640	623,700
Warrants issued for finders’ fees	60,567	126,647
Shares issued upon exercise of RSUs	986,926	771,046
Residual value of warrants issued as part of units	655,069	64,550
Transfer of contributed surplus upon warrant exercise	116,986
Transfer of contributed surplus upon option exercise	$ 149,238